245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity Emerging Markets Multifactor ETF

Fidelity Fundamental Developed International ETF

Fidelity Fundamental Emerging Markets ETF

Fidelity Fundamental Global ex-U.S. ETF

Fidelity International High Dividend ETF

Fidelity International Multifactor ETF

Fidelity International Value Factor ETF

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust